Schedule of right of use assets estimated useful life (Details)	Sep. 30, 2024
Minimum [Member]
Property, Plant and Equipment [Line Items]
Right of use assets estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Right of use assets estimated useful life	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Right of use assets estimated useful life	3 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Right of use assets estimated useful life	10 years
Medical Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Right of use assets estimated useful life	3 years
Medical Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Right of use assets estimated useful life	5 years